Inventories (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Raw materials	$ 8,118,999	$ 712,752	$ 475,767
Finished goods	14,801,721	1,307,961	170,175
Work in progress	6,771,484
Total inventories	$ 29,692,204	$ 2,020,713	$ 645,942